SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Treasury Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Nov. 12, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Share repurchase program, amount		$ 20.0
Share repurchase program period	18 months
Treasury stock acquired	$ 5.3
Treasury stock acquired (in shares)	585,728